UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08346

Morgan Stanley Eastern Europe Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (93.2%)
Czech Republic (6.8%)
Commercial Banks
Komercni Banka AS	11,100	$2,801

Diversified Telecommunication Services
Telefonica O2 Czech Republic AS	59,100	1,383

Electric Utilities
CEZ AS	37,200	1,901
		6,085
Hungary (4.8%)
Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas PLC (a)	14,361	1,835

Pharmaceuticals
Richter Gedeon Nyrt	11,915	2,477
		4,312
Poland (15.9%)
Beverages
Central European Distribution Corp. (a)(b)	84,131	955

Commercial Banks
Bank Pekao SA	29,776	1,784

Diversified Telecommunication Services
Telekomunikacja Polska SA	398,987	2,473

Food & Staples Retailing
Eurocash SA	208,260	2,287
Jeronimo Martins SGPS SA	168,331	2,708
		4,995
Insurance
Powszechny Zaklad Ubezpieczen SA	6,572	824

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA (a)	95,899	1,778

Textiles, Apparel & Luxury Goods
LPP SA	1,902	1,380
		14,189
Russia (65.7%)
Beverages
Synergy Co. (a)	43,298	1,708

Commercial Banks
Sberbank of Russian Federation	2,926,882	10,993

	Shares	Value (000)
Electric Utilities
Federal Hydrogenerating Co., JSC (a)	4,434,105	223
IDGC Holding JSC (a)	9,720,660	$1,648
		1,871
Energy Equipment & Services
Eurasia Drilling Co. Ltd. GDR	66,042	2,245

Food & Staples Retailing
DIXY Group OJSC (a)	277,802	3,938
X5 Retail Group N.V. GDR (a)	61,498	2,592
		6,530
Food Products
O’Key Group SA GDR (a)(c)	163,504	2,059

Health Care Providers & Services
Protek (a)	887,151	1,278

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	95,522	3,092
Lukoil OAO ADR	187,812	13,408
Rosneft Oil Co. GDR	673,400	6,152
TNK-BP Holding	730,088	2,190
		24,842
Road & Rail
Globaltrans Investment PLC GDR	135,856	2,498

Specialty Retail
M Video OJSC	80,019	766

Wireless Telecommunication Services
Mail.ru Group Ltd. GDR (a)(c)	60,600	1,815
Mobile Telesystems OJSC ADR (b)	97,327	2,066
		3,881
		58,671
Total Common Stocks (Cost $63,314)		83,257

Short-Term Investments (7.6%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	1,393,750	1,394

	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $73; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12 valued at $75)	$73	73

	Face Amount (000)	Value (000)
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $141; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $144)	$141	$141
		214
Total Securities held as Collateral on Loaned Securities (Cost $1,608)		1,608

	Shares
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $5,227)	5,226,907	5,227
Total Short-Term Investments (Cost $6,835)		6,835
Total Investments (100.8%) (Cost $70,149) (Including $1,552 of Securities Loaned) +		90,092
Liabilities in Excess of Other Assets (-0.8%)		(698)
Net Assets (100.0%)		$89,394

(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $1,552,000 and $1,608,000, respectively. The Fund received cash collateral of approximately $1,608,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $70,149,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $19,943,000 of which approximately $24,266,000 related to appreciated securities and approximately $4,323,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$955	$1,708	$—	$2,663
Commercial Banks	4,585	10,993	—	15,578
Diversified Telecommunication Services	3,856	—	—	3,856
Electric Utilities	3,549	223	—	3,772
Energy Equipment & Services	2,245	—	—	2,245
Food & Staples Retailing	7,587	3,938	—	11,525
Food Products	2,059	—	—	2,059
Health Care Providers & Services	—	1,278	—	1,278
Insurance	824	—	—	824
Oil, Gas & Consumable Fuels	28,455	—	—	28,455
Pharmaceuticals	2,477	—	—	2,477
Road & Rail	2,498	—	—	2,498
Specialty Retail	—	766	—	766
Textiles, Apparel & Luxury Goods	1,380	—	—	1,380
Wireless Telecommunication Services	3,881	—	—	3,881
Total Common Stocks	64,351	18,906	—	83,257
Short-Term Investments
Investment Company	6,621	—	—	6,621
Repurchase Agreements	—	214	—	214
Total Short-Term Investments	6,621	214	—	6,835
Total Assets	$70,972	$19,120	$—	$90,092

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Fund did not have any significant investments transfer between valuation levels.

Morgan Stanley Eastern Europe Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Eastern Europe Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011